Leases - Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases [Abstract]
Cash paid for operating lease liabilities	$ 33,201	$ 31,620	$ 97,495	$ 92,582	$ 124,472	$ 111,058